Loan Payable, Related Party (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Mymd Pharmaceuticals Inc. [Member]
Loan Payable, Related Party

Note 4—Loan payable, related party

On November 11, 2020, Akers agreed to loan MyMD up to $3,000,000 pursuant to a secured promissory note. The note bears interest at 5% per annum and is secured by a first lien on MyMD’s assets. All outstanding principal and interest is due upon maturity, the earlier of April 15, 2022 or the date the Akers Merger is consummated. As of December 31, 2020, the principal outstanding balance of the note was $1,200,000. In January 2021, the Company has received an additional $600,000, in proceeds under the secured promissory note.